Operating Segments (Schedule of Fixed Assets, Net from Company's Operation) (Details) € in Thousands, $ in Thousands	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of geographical areas [line items]
Fixed assets	€ 340,065	$ 384,886	€ 264,095
Israel [Member]
Disclosure of geographical areas [line items]
Fixed assets	78,928		16,651
SPAIN
Disclosure of geographical areas [line items]
Fixed assets	232,897		217,339
NETHERLANDS
Disclosure of geographical areas [line items]
Fixed assets	€ 28,240		€ 30,105